RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions involving Brookfield, which includes Brookfield Corporation’s subsidiaries, included in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Credit agreement fees to Brookfield	$—	$—	$—
Support agreement fees to Brookfield	—	—	—
Rights agreement fees to Brookfield	—	—	—
Administration fees to Brookfield	7	8	2
Investment management fees to Brookfield(1)	162	64	40
Licensing agreement fees to Brookfield	—	—	—
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(1)The Company had $51 million and $18 million of investment management fees payable to Brookfield as of December 31, 2024 and 2023, respectively, which are included in “Due to related parties” on the statements of financial position. The remaining “Due to related parties” balances as of December 31, 2024 and 2023 are primarily related to accounts and loans payable to Brookfield and its subsidiaries.